Cover	Jul. 26, 2021
Cover [Abstract]
City Area Code	312
Local Phone Number	496-1200
Document Type	8-K
Entity File Number	0-25837
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2681268
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HSII
Security Exchange Name	NASDAQ
Entity Registrant Name	HEIDRICK & STRUGGLES INTERNATIONAL, INC.
Written Communications	false
Soliciting Material	false
Entity Address, Postal Zip Code	60606-6303
Entity Central Index Key	0001066605
Document Period End Date	Jul. 26, 2021
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, Address Line Two	Suite 4900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Amendment Flag	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false